Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	$ 167,907	$ 88,824
Restricted cash – current (note 16)	4,766	3,071
Accounts receivable	88,663	95,648
Assets held for sale (note 15)	0	65,458
Due from affiliates (note 13c)	2,440	697
Current portion of derivative assets (note 8)	0	577
Bunker and lube oil inventory	30,885	49,790
Prepaid expenses	12,103	10,288
Accrued revenue	42,153	106,872
Total current assets	348,917	421,225
Restricted cash – long-term (note 16)	3,437	3,437
At cost, less accumulated depreciation of $563.8 million (2019 - $537.1 million) (note 6)	1,161,097	1,223,085
Vessels related to finance leases, at cost, less accumulated depreciation of $159.0 million (2019 - $143.7 million) (note 7)	511,879	527,081
Operating lease right-of-use assets (note 7)	10,758	19,560
Total vessels and equipment	1,683,734	1,769,726
Investment in and advances to equity-accounted joint venture	29,740	28,112
Derivative assets (note 8)	0	82
Other non-current assets	1,453	1,923
Intangible assets at cost, less accumulated amortization of $3.4 million (2019 - $3.2 million)	2,259	2,545
Goodwill	2,426	2,426
Total assets	2,071,966	2,229,476
Current
Accounts payable	59,652	70,978
Accrued liabilities (note 13c)	40,360	59,735
Short-term debt (note 5)	10,000	50,000
Due to affiliates (note 13c)	2,091	2,139
Liabilities associated with assets held for sale (note 15)	0	2,980
Current portion of derivative liabilities (note 8)	414	86
Current portion of long-term debt (note 6)	27,549	43,573
Current obligations related to finance leases (note 7)	26,281	25,357
Current portion of operating lease liabilities (note 7)	10,986	16,290
Other current liabilities	8,485	8,567
Total current liabilities	185,818	279,705
Long-term debt (note 6)	285,389	516,106
Long-term obligations related to finance leases (note 7)	376,238	389,431
Long-term operating lease liabilities (note 7)	417	3,270
Other long-term liabilities (note 10)	27,516	51,044
Derivative liabilities (note 8)	789	0
Total liabilities	876,167	1,239,556
Equity
Common stock and additional paid-in capital (585.0 million shares authorized, 29.1 million Class A and 4.6 million Class B shares issued and outstanding as of June 30, 2020 and 585.0 million shares authorized, 29.0 million Class A and 4.6 million Class B shares issued and outstanding as at December 31, 2019) (note 12)	1,298,397	1,297,555
Accumulated deficit	(102,598)	(307,635)
Total equity	1,195,799	989,920
Total liabilities and equity	$ 2,071,966	$ 2,229,476